Stock-Based Compensation - Schedule of Fair Value of Stock Options Granted: (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Fair Value of Stock Options Granted [Line Items]
Dividend yield
Risk-free interest rate used (average)	1.00%	1.00%
Expected market price volatility		175.40%
Average remaining expected life of stock options	6 years 1 month 6 days	6 years 4 months 24 days
Minimum [Member]
Schedule of Fair Value of Stock Options Granted [Line Items]
Expected market price volatility	172.11%
Maximum [Member]
Schedule of Fair Value of Stock Options Granted [Line Items]
Expected market price volatility	179.04%